Other Liabilities and Commitments	12 Months Ended
Jul. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Other Liabilities and Commitments

8. Other Liabilities and Commitments

Other Current Liabilities
Other current liabilities were as follows at the dates indicated:

	July 31,
(In millions)	2025	2024
Executive deferred compensation plan liabilities	$248	$207
Interest payable	85	84
Current portion of operating lease liabilities	69	71
Sales, property, and other taxes	55	47
Reserve for returns, credits, and promotional discounts	39	40
Other	129	108
Total other current liabilities	$625	$557

Other Long-Term Obligations
Other long-term obligations were as follows at the dates indicated:

	July 31,
(In millions)	2025	2024
Income tax liabilities	$238	$157
Other	70	51
Total other long-term obligations	$308	$208

Unconditional Purchase Obligations
In the ordinary course of business, we enter into certain unconditional purchase obligations with our suppliers. These are agreements to purchase products and services that are enforceable, legally binding, and specify terms that include fixed or minimum quantities to be purchased; fixed, minimum, or variable price provisions; and the approximate timing of the payments.
As of July 31, 2025, our commitments under purchase obligations, primarily related to a cloud services agreement, were as shown in the table below.

(In millions)	Purchase Obligations
Fiscal year ending July 31,
2026	$808
2027	725
2028	881
2029	682
2030	616
Thereafter	1,180
Total commitments	$4,892